Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	May 14, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Advance of organization and offering fees, net asset value threshold	$ 1,000,000
Reimbursement term, organization and offering expenses	60 months
Due to affiliates	$ 14,082		$ 4,868
Organization expenses | Public Offering
Accounting Policies [Line Items]
Due to affiliates		$ 300
Affiliated entity | Organization expenses | Private Offering
Accounting Policies [Line Items]
Due to affiliates	1,200		1,200
Affiliated entity | Organization expenses | Public Offering
Accounting Policies [Line Items]
Due to affiliates	300		200
Affiliated entity | Offering cost | Private Offering
Accounting Policies [Line Items]
Due to affiliates	1,000		900
Affiliated entity | Offering cost | Public Offering
Accounting Policies [Line Items]
Due to affiliates	$ 3,000		$ 1,600
Minimum
Accounting Policies [Line Items]
Equity method investment accounting, minimum ownership percentage required	3.00%
Minimum | Building
Accounting Policies [Line Items]
Useful life	30 years
Minimum | Building and land improvements
Accounting Policies [Line Items]
Useful life	1 year
Minimum | Furniture, fixtures and equipment
Accounting Policies [Line Items]
Useful life	1 year
Maximum
Accounting Policies [Line Items]
Equity method investment accounting, minimum ownership percentage required	5.00%
Maximum | Building
Accounting Policies [Line Items]
Useful life	40 years
Maximum | Building and land improvements
Accounting Policies [Line Items]
Useful life	10 years
Maximum | Furniture, fixtures and equipment
Accounting Policies [Line Items]
Useful life	7 years